BASIS OF PRESENTATION AND ACCOUNTING POLICIES BASIS OF PRESENTATION AND ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	$ 1,494	$ 1,559
Right-of-use assets	$ 1,649	1,768
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities		1,136
Right-of-use assets		$ 1,136